Summary Of Significant Accounting Policies - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 30, 2025	Jun. 30, 2024	Jan. 01, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Beginning balance of unrecognized tax benefits			$ 3,269,000	$ 2,441,000				$ 1,679,000
Cash		$ 20,249,000	$ 16,709,000	27,756,000	$ 20,200,000	$ 13,450,000
Percentage of accounts receivable held by customer			10.00%
Receivables, net, current		500,000	$ 1,300,000	200,000			$ 200,000
Advertising Expense			$ 400,000	$ 600,000
Deferred Offering Costs		$ 11,100,000
Customer Concentration Risk [Member]
Class of Stock [Line Items]
Percentage of accounts receivable held by customer			78.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Class of Stock [Line Items]
Concentration Risk		10.00%	10.00%
Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Beginning balance of unrecognized tax benefits			$ 0	$ 0
Accrued interest and penalties			0	0
Concentration of credit risk	$ 250,000		250,000
Cash			975,319	1,905,123
Sale of Stock, Consideration Received on Transaction, Offering Costs			10,000,000
Payment Of Deferred Underwriting Commissions			17,500,000
Payments of Stock Issuance Costs			28,550,129
Other offering costs			1,050,129
Cash		$ 137,896	$ 975,319	$ 1,905,123
Stock Issued During Period, Value, Conversion of Units		$ 12,500,000
Common Stock Subject to Mandatory Redemption [Member] | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding		49,359,712	50,000,000